Segment Information and Sales to Significant Customers - Revenue and Customer Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenue from External Customer [Line Items]
Total revenue	$ 940,656	$ 930,133	$ 925,935	$ 921,505	$ 926,776	$ 907,897	$ 902,578	$ 906,287	$ 3,718,229	$ 3,643,538	$ 3,563,637
Customer Experience Solutions [Member]
Revenue from External Customer [Line Items]
Total revenue									3,629,698	3,542,531	3,435,478
Directory [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 88,531	$ 101,007	$ 128,159